UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	June 30
Date of reporting period:	December 31, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

T-Rex 2X Inverse NVIDIA Daily Target ETF T-Rex 2X Long NVIDIA Daily Target ETF T-Rex 2X Inverse Tesla Daily Target ETF T-Rex 2X Long Tesla Daily Target ETF

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2023, originally filed with the Securities and Exchange Commission on March 12, 2024 (Accession Number 0001999371-24-003375) (the “Original Filing”), to amend Item 1(a)., “Report to Stockholder.” The purpose of the amendment to Item 1(a). is to supplement the Semi-Annual Shareholder Report for the T-Rex 2X Inverse NVIDIA Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF and T-Rex 2X Long Tesla Daily Target ETF, (the “T-Rex Report”) to include information inadvertently omitted from the T-Rex Report.

The remainder of Item 1 and Items 2 through 13 of the Original Filing are incorporated by reference.

ITEM 1(a). REPORT TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT

For the Period Ended December 31, 2023* (unaudited)

T-REX 2X LONG TESLA DAILY TARGET ETF

T-REX 2X INVERSE TESLA DAILY TARGET ETF

T-REX 2X LONG NVIDIA DAILY TARGET ETF

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

*Commencement of operations October 19, 2023

T-REX 2X Daily Target ETFs

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Important Disclosure Statement

The T-Rex 2X Long Tesla Daily Target ETF’s, T-Rex 2X Inverse Tesla Daily Target ETF’s, T-Rex 2X Long Nvidia Daily Target ETF’s and T-Rex 2X Inverse Nvidia Daily Target ETF’s (the “Funds”) prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 833-759-6110. Please read the prospectus and/ or summary prospectuses carefully before you invest. Foreside Fund Services, LLC is the distributor and Tuttle Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2023 and are subject to change at any time. For most recent information, please call 833-759-6110.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2023 (unaudited)

Other Assets In Excess of Liabilities - 100.00%(a)	$64,419,027
TOTAL NET ASSETS - 100.00%	$64,419,027

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street	Tesla, Inc.	Receive	(OBFR01(b) +65pbs)	Monthly	11/22/2024	5,155	$128,091,688	$3,118,529
TOTAL EQUITY SWAP CONTRACTS						5,155	$128,091,688	$3,118,529

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X INVERSE TESLA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2023 (unaudited)

Other Assets In Excess of Liabilities - 100.00%(a)	$4,530,006
TOTAL NET ASSETS - 100.00%	$4,530,006

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street	Tesla, Inc.	Pay	(OBFR01(b) -45pbs)	Monthly	11/22/2024	(367)	$(9,107,289)	$(51,418)
TOTAL EQUITY SWAP CONTRACTS						(367)	$(9,107,289)	$(51,418)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X LONG NVIDIA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2023 (unaudited)

Other Assets In Excess of Liabilities - 100.00%(a)	$18,281,903
TOTAL NET ASSETS - 100.00%	$18,281,903

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street	NVIDIA Corp.	Receive	(OBFR01(b) +65pbs)	Monthly	11/22/2024	734	$36,334,291	$796,066
TOTAL EQUITY SWAP CONTRACTS						734	$36,334,291	$796,066

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF

Schedule of InvestmentsDecember 31, 2023 (unaudited)

Other Assets In Excess of Liabilities - 100.00%(a)	$1,112,686
TOTAL NET ASSETS - 100.00%	$1,112,686

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street	NVIDIA Corp.	Pay	(OBFR01(b) -45pbs)	Monthly	11/22/2024	(455)	$(3,036,308)	$(85,778)
TOTAL EQUITY SWAP CONTRACTS						(455)	$(3,036,308)	$(85,778)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of December 31, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Statements of Assets and LiabilitiesDecember 31, 2023 (unaudited)

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$47,704,000	$4,370,000	$14,960,000	$1,355,000
Cash	9,951,253	742,076	2,346,356	33,801
Receivable for capital stock sold	1,962,189	—	—	—
Net unrealized appreciation on total return swap contracts	3,118,529	—	796,066	—
Due from counterparty	1,769,026	252,196	197,510	26,196
TOTAL ASSETS	64,504,997	5,364,272	18,299,932	1,414,997

LIABILITIES
Payable for swaps	—	20,506	341	1,768
Accrued advisory fees (Note 2)	42,362	3,006	11,151	1,261
Net unrealized depreciation on total return swap contracts	—	51,418	—	85,778
Due to counterparty	43,608	759,336	6,537	213,504
TOTAL LIABILITIES	85,970	834,266	18,029	302,311
NET ASSETS	$64,419,027	$4,530,006	$18,281,903	$1,112,686

Net Assets Consist of:
Paid-in capital	$59,763,452	$5,557,540	$17,340,412	$1,509,601
Distributable earnings (accumulated deficits)	4,655,575	(1,027,534)	941,491	(396,915)
Net Assets	$64,419,027	$4,530,006	$18,281,903	$1,112,686

NET ASSET VALUE PER SHARE
Net Assets	$64,419,027	$4,530,006	$18,281,903	$1,112,686
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,610,000	200,000	550,000	60,000
Net Asset Value and Offering Price Per Share	$24.68	$22.65	$33.24	$18.54

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Statements of OperationsPeriod Ended December 31, 2023 (unaudited)

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
INVESTMENT INCOME
Interest income	$—	$26,581	$—	$10,919
Total investment income	—	26,581	—	10,919

EXPENSES
Interest expense	132,975	—	30,895	—
Investment Advisory fees (Note 2)	55,397	5,947	14,311	2,546
Total expenses	188,372	5,947	45,206	2,546
Net investment income (loss)	(188,372)	20,634	(45,206)	8,373

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	1,725,418	(527,646)	190,631	(189,076)
Net change in unrealized appreciation (depreciation) of total return swap contracts	3,118,529	(51,418)	796,066	(85,778)
Total net realized and unrealized gain (loss) on total return swap contracts	4,843,947	(579,064)	986,697	(274,854)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,655,575	$(558,430)	$941,491	$(266,481)

*The Funds commenced operations on October 19, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Statements of Changes in Net AssetsPeriod Ended December 31, 2023*

(unaudited)

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Increase (Decrease) Net Assets From
OPERATIONS
Net investment income (loss)	$(188,372)	$20,634	$(45,206)	$8,373
Net realized gain (loss) on total return swap contracts	1,725,418	(527,646)	190,631	(189,076)
Net change in unrealized appreciation (depreciation) of total return swap contracts	3,118,529	(51,418)	796,066	(85,778)
Increase (decrease) in net assets from operations	4,655,575	(558,430)	941,491	(266,481)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(469,104)	—	(130,434)
Decrease in net assets from distributions	—	(469,104)	—	(130,434)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	63,213,546	7,954,286	17,340,412	2,041,781
Cost of shares redeemed	(3,450,094)	(2,396,746)	—	(532,180)
Increase (decrease) in net assets from capital stock transactions	59,763,452	5,557,540	17,340,412	1,509,601

NET ASSETS
Increase (decrease) during period	64,419,027	4,530,006	18,281,903	1,112,686
Beginning of period	—	—	—	—
End of period	$64,419,027	$4,530,006	$18,281,903	$1,112,686

*The Funds commenced operations on October 19, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout The Period*

(unaudited)

	Long Tesla		Inverse Tesla	Long NVIDIA		Inverse NVIDIA
Net asset value, beginning of period	$25.00		$30.00	$25.00		$30.00
Investment activities
Net investment income (loss)(1)	(0.17)		0.21	(0.21)		0.16
Net realized and unrealized gain (loss) on investments	(0.15)		(5.06)	8.45		(9.45)
Total from investment activities	(0.32)		(4.85)	8.24		(9.29)
Distributions
Distributions to shareholders	—		(2.50)	—		(2.17)
Total distributions	—		(2.50)	—		(2.17)
Net asset value, end of period	$24.68		$22.65	$33.24		$18.54

Total Return(2)	(1.28%)		(14.79%)	32.96%		(31.08%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	3.55	%(5)	1.05%	3.31	%(5)	1.05%
Net investment income (loss)	(3.55%)		3.63%	(3.31%)		3.44%
Portfolio turnover rate(4)	0.00%		0.00%	0.00%		0.00%
Net assets, end of period (000’s)	$64,419		$4,530	$18,282		$1,113

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(5)Ratio of expenses, excluding interest expense would have been 1.05%.

*The Funds commenced operations on October 19, 2023.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial StatementsDecember 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Tesla Daily Target ETF (“Long Tesla”), T-Rex 2X Inverse Tesla Daily Target ETF (“Inverse Tesla”), T-Rex 2X Long NVIDIA Daily Target ETF (“Long NVIDIA”) and the T-Rex Inverse NVIDIA Daily Target ETF (“Inverse NVIDIA”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on October 19, 2023.

The investment objectives of Long Tesla, Inverse Tesla, Long NVIDIA and Inverse NVIDIA (collectively, the “Funds”) are as follows:

Fund	Objective
Long Tesla	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”)
Inverse Tesla	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSLA
Long NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the daily performance of NVIDIA Corp. (NASDAQ: NVDA) (“NVDA”)
Inverse NVIDIA	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of NVDA

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service, at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Tesla
Assets
Total Return Swap Contracts	$—	$3,118,529	$—	$3,118,529
	$—	$3,118,529	$—	$3,118,529

Inverse Tesla
Liabilities
Total Return Swap Contracts	$—	$(51,418)	$—	$(51,418)
	$—	$(51,418)	$—	$(51,418)

Long NVIDIA
Assets
Total Return Swap Contracts	$—	$796,066	$—	$796,066
	$—	$796,066	$—	$796,066

Inverse NVIDIA
Liabilities
Total Return Swap Contracts	$—	$(85,778)	$—	$(85,778)
	$—	$(85,778)	$—	$(85,778)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type.

The Funds held no Level 3 securities at any time during the period ended December 31, 2023.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2023, there were no such reclassifications.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Tesla	10,000	$250	$246,800
Inverse Tesla	10,000	$250	$226,500
Long NVIDIA	10,000	$250	$332,400
Inverse NVIDIA	10,000	$250	$185,400

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2023.

Total Return Swap Contracts
Counterparty: Clear Street Dervivatives LLC

Fund	Gross Amounts Recognized Assets/Liabilites Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount	Gross Amounts not offset in the Statement of Assets and Liabilities
				Collateral Paid
Long Tesla	$128,091,688	$124,973,159	$3,118,529*	$47,704,000
Inverse Tesla	9,055,871	9,107,289	(51,418)**	4,370,000
Long NVIDIA	36,334,292	35,538,226	796,066*	14,960,000
Inverse NVIDIA	2,165,988	2,251,766	(85,778)**	1,355,000

*Statements of Assets and Liabilities location: Net unrealized appreciation of total return swap contracts.

**Statements of Assets and Liabilities location: Net unrealized depreciation of total return swap contracts.

The average monthly notional amount of the swap contracts during the period ended December 31, 2023 were as follows:

Fund
Long Tesla	$128,091,688
Inverse Tesla	(6,387,378)
Long NVIDIA	18,180,500
Inverse NVIDIA	(2,393,830)

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2023 is as follows:

Fund	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Tesla	$1,725,418	$3,118,529
Inverse Tesla	(527,646)	(51,418)
Long NVIDIA	190,631	796,066
Inverse NVIDIA	(189,076)	(85,778)

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which the REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except Excluded Expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of the REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

During the period ended December 31, 2023, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions for the period ended December 31, 2023 were as follows:

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Distributions paid from:
Ordinary income	$—	$469,104	$—	$130,434
	$—	$469,104	$—	130,434

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

As of December 31, 2023 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Accumulated net investment income (accumulated deficits)	$(188,372)	$(341,239)	$(45,206)	$(99,625)
Accumulated net realized gain (loss)	1,725,418	(634,877)	190,631	(211,512)
Net unrealized appreciation (depreciation)	3,118,529	(51,418)	796,066	(85,778)
	$4,655,575	$(1,027,534)	$941,491	$(396,915)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Tesla	$—	$128,091,688	(124,973,159)	$3,118,529
Inverse Tesla	—	9,055,871	(9,107,289)	(51,418)
Long NVIDIA	—	36,334,291	35,538,225	796,066
Inverse NVIDIA	—	2,165,988	(2,251,766)	(85,778)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Long Tesla and Inverse Tesla are listed for trading on the NASDAQ Stock Market®, and shares of Long NVIDIA and Inverse NVIDIA are listed for trading on the Cboe BZX Exchange, Inc. (each an “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process

SEMI-ANNUAL REPORT

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedDecember 31, 2023 (unaudited)

by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

	Long Tesla	Inverse Tesla	Long NVIDIA	Inverse NVIDIA
Shares sold	2,750,000	280,000	550,000	80,000
Shares reinvested	—	—	—	—
Shares redeemed	(140,000)	(80,000)	—	(20,000)
Net increase (decrease)	2,610,000	200,000	550,000	60,000

NOTE 7 - RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 833-759-6110 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-759-6110 or on the SEC’s website at https://www.sec.gov.

Approval of the Investment Advisory Agreement

At a meeting held on June 21–22, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the addition of the T-Rex 2X Long NVIDIA Daily Target ETF, the T-Rex 2X Inverse NVIDIA Daily Target ETF, the T-Rex 2X Long Tesla Daily Target ETF, and the T-Rex 2X Inverse Tesla Daily Target ETF. The Board reflected on its discussions with the representative from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

Counsel to the Trust (“Counsel”) referred the Board to a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the response of Tuttle to a request for information from Counsel on behalf of the Board. Counsel noted that the responses included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and the firm’s Form ADV and/or the policies and procedures of Tuttle; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense and performance information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

to the Tuttle ETFs, including, without limitation, Tuttle’s process for formulating investment recommendations and the processes of Tuttle for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs, but has managed other swap-based exchange traded funds in which the main role of the investment adviser is to manage the swap exposure to the underlying asset or assets on a daily basis, similar to the management of the Tuttle ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of the Tuttle ETFs to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Tuttle ETFs in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that each Tuttle ETF’s projected gross and net expense ratio and gross and net advisory fee (other than the T-Rex Long NVIDIA Daily Target ETF) were equal to or lower than the median of its peer group and the peer group’s Morningstar category, while the projected gross and net expense ratio and gross and net advisory fee of the T-Rex Long NVIDIA Daily Target ETF was higher than the median of its peer group and the peer group’s Morningstar

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

category. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle had represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 19, 2023 and held for the period ended December 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 12/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 12/31/23**
T-REX 2X Long Telsa Daily Target ETF
Actual	$1,000.00	$997.40	1.05%	$2.13
Hypothetical***	$1,000.00	$1,019.91	1.05%	$5.35
T-REX 2X Inverse Telsa Daily Target ETF
Actual	$1,000.00	$970.01	1.05%	$2.10
Hypothetical***	$1,000.00	$1,019.91	1.05%	$5.35
T-REX 2X Long Nvidia Daily Target ETF
Actual	$1,000.00	$1,066.82	1.05%	$2.20
Hypothetical***	$1,000.00	$1,019.91	1.05%	$5.35
T-REX 2X Inverse Nvidia Daily Target ETF
Actual	$1,000.00	$936.99	1.05%	$2.06
Hypothetical***	$1,000.00	$1,019.91	1.05%	$5.35

*Beginning account value date for the Funds is its date of commencement of operations, October 19, 2023. Beginning account value date for the Hypothetical Example is the six months period beginning July 1, 2023.

**Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days in the most recent fiscal period (74 days for the Funds, 184 days for the Hypothetical Example) divided by 366 days in the current year.

***5% return before expenses.

SEMI-ANNUAL REPORT

T-REX 2X Daily Target ETFS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Tuttle Capital Management, LLC
155 Lockwood Road
Riverside, Connecticut 06878

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 15, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 15, 2024

* Print the name and title of each signing officer under his or her signature.